EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.50%	6.30%
Terminal capitalization rate	5.30%	5.30%
Investment horizon (yrs.)	11 years	11 years
Core Office | Australia | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	7.00%	7.10%
Terminal capitalization rate	5.80%	6.00%
Investment horizon (yrs.)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	4.80%	5.10%
Terminal capitalization rate	4.80%	4.80%
Investment horizon (yrs.)	10 years	10 years
Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	7.00%	7.40%
Terminal capitalization rate	5.60%	5.90%
Investment horizon (yrs.)	10 years	10 years
Opportunistic Office | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.60%	9.00%
Terminal capitalization rate	5.70%	7.80%
Investment horizon (yrs.)	10 years	5 years
Opportunistic Retail | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	11.50%	11.00%
Terminal capitalization rate	7.20%	9.00%
Investment horizon (yrs.)	11 years	10 years
Industrial | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.40%	6.90%
Terminal capitalization rate	5.80%	6.10%
Investment horizon (yrs.)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of detailed information about investment property [line items]
Discount rate	5.10%	5.10%